Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)
Current assets
Cash and cash equivalents						¥ 5,715,676	$ 841,828	¥ 5,768,186	¥ 15,694,045
Restricted cash						38,813,084	5,716,549	27,577,671	18,672,032
Receivables from online payment platforms						531,009	78,209	1,050,974
Short-term investments						39,859,089	5,870,609	35,288,827
Amounts due from related parties (i)						3,449,126	508,001	2,365,528
Prepayments and other current assets						1,802,585	265,492	950,277
Total current assets						90,170,569	13,280,688	73,001,463
Non-current assets
Property, equipment and software, net						46,509	6,850	41,273
Right-of-use assets						534,076	78,661	517,188
Other non-current assets						7,172,813	1,056,441	503,120
Total non-current assets						9,240,357	1,360,957	3,055,873
Total Assets						99,410,926	14,641,645	76,057,336
Current liabilities
Amounts due to related parties						3,298,767	485,856	1,502,892
Payable to merchants						40,299,835	5,935,524	29,926,488
Accrued expenses and other liabilities						6,904,953	1,016,988	4,877,062
Merchant deposits						10,574,559	1,557,464	7,840,912
Short-term borrowings						2,773,023	408,422	898,748
Lease liabilities						182,318	26,853	115,734
Total current liabilities						65,075,548	9,584,591	45,767,806
Lease liabilities						390,803	57,559	428,593
Total non-current liabilities						5,931,716	873,647	5,642,664
Total Liabilities						71,007,264	10,458,238	51,410,470
Consolidated statement of income (loss)
Net revenues	¥ 32,944,156	$ 4,852,150	¥ 19,349,160
Net loss	(5,803,386)	(854,747)	(5,215,966)
Consolidated statement of cashflows
Net cash generated from operating activities	13,250,058	1,951,521	5,222,963
Net cash used in investing activities	(11,735,064)	(1,728,387)	(16,857,806)
Net cash provided by financing activities	9,624,213	1,417,493	14,960,832
Net increase in cash, cash equivalents and restricted cash	11,182,903	1,647,063	3,826,391
Cash, cash equivalents and restricted cash at beginning of period	33,345,857	4,911,314	30,539,686	¥ 30,539,686
Cash, cash equivalents and restricted cash at end of period	44,528,760	6,558,377	34,366,077	33,345,857	$ 4,911,314
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents						5,715,676	841,828	5,768,186	15,694,045
Restricted cash						38,813,084	5,716,549	27,577,671	18,672,032
Total cash, cash equivalents and restricted cash in the statements of cash flows	¥ 44,528,760	$ 6,558,377	¥ 34,366,077	¥ 33,345,857	$ 4,911,314	44,528,760	6,558,377	33,345,857	34,366,077
Consolidated VIE
Current liabilities
Amounts due to related parties						3,298,767	485,856	1,502,892
Payable to merchants						39,821,635	5,865,093	29,657,227
Accrued expenses and other liabilities						4,201,598	618,829	3,420,728
Merchant deposits						10,574,449	1,557,448	7,840,912
Short-term borrowings						2,773,023	408,422	898,748
Lease liabilities						129,106	19,015	90,523
Lease liabilities						351,994	51,843	382,673
Consolidated VIE | Consolidated revenues
Financial information for the VIE
Concentration (as a percent)	61.20%	61.20%	60.00%
Consolidated VIE | Consolidated total assets
Financial information for the VIE
Concentration (as a percent)	57.10%	57.10%		54.10%	54.10%
Consolidated VIE | Consolidated total liabilities
Financial information for the VIE
Concentration (as a percent)	87.60%	87.60%		86.40%	86.40%
Reportable legal entity | Consolidated VIE
Current assets
Cash and cash equivalents						3,402,797	501,178	2,816,894	3,499,188
Restricted cash						38,561,984	5,679,566	27,528,793	18,624,155
Receivables from online payment platforms						528,810	77,885	1,050,974
Short-term investments						5,557,631	818,551	6,560,665
Amounts due from related parties (i)						2,909,207	428,480	2,360,267
Amounts due from Group companies						12,373,526	1,822,423	3,337,273
Prepayments and other current assets						991,944	146,098	295,377
Total current assets						64,325,899	9,474,181	43,950,243
Non-current assets
Property, equipment and software, net						31,488	4,638	27,719
Right-of-use assets						450,047	66,285	452,883
Other non-current assets						4,345,756	640,061	60,306
Total non-current assets						4,827,291	710,984	540,908
Total Assets						69,153,190	10,185,165	44,491,151
Current liabilities
Amounts due to Group companies						13,028,708	1,918,921	5,393,858
Amounts due to related parties						3,298,767	485,856	1,502,892
Customer advances and deferred revenues						1,041,935	153,460	605,969
Payable to merchants						39,821,635	5,865,093	29,657,227
Accrued expenses and other liabilities						4,201,598	618,829	3,420,728
Merchant deposits						10,574,449	1,557,448	7,840,912
Short-term borrowings						2,773,023	408,422	898,748
Lease liabilities						129,106	19,015	90,523
Total current liabilities						74,869,221	11,027,044	49,410,857
Lease liabilities						351,994	51,843	382,673
Total non-current liabilities						351,994	51,843	382,673
Total Liabilities						75,221,215	11,078,887	49,793,530
Consolidated statement of income (loss)
Net revenues	¥ 28,012,925	$ 4,125,858	¥ 12,803,185
Net loss	761,093	112,097	3,266,608
Consolidated statement of cashflows
Net cash generated from operating activities	5,691,071	838,205	3,494,022
Net cash used in investing activities	(3,334,574)	(491,130)	(3,612,197)
Net cash provided by financing activities	9,262,597	1,364,232	2,332,838
Net increase in cash, cash equivalents and restricted cash	11,619,094	1,711,307	2,214,663
Cash, cash equivalents and restricted cash at beginning of period	30,345,687	4,469,437	19,908,680	¥ 19,908,680
Cash, cash equivalents and restricted cash at end of period	41,964,781	6,180,744	22,123,343	30,345,687	$ 4,469,437
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents						3,402,797	501,178	2,816,894	3,499,188
Restricted cash						38,561,984	5,679,566	27,528,793	18,624,155
Total cash, cash equivalents and restricted cash in the statements of cash flows	41,964,781	6,180,744	22,123,343	¥ 30,345,687	$ 4,469,437	¥ 41,964,781	$ 6,180,744	¥ 30,345,687	¥ 22,123,343
Reportable legal entity | Group companies | Consolidated VIE
Consolidated statement of income (loss)
Net revenues	7,865,481	1,158,460	1,197,820
Reportable legal entity | External | Consolidated VIE
Consolidated statement of income (loss)
Net revenues	¥ 20,147,444	$ 2,967,398	¥ 11,605,365